Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash (Details) [Line Items]
Restricted deposit	$ 148	$ 62
Current assets	148	437,598
Non-current assets	501	64,371
Unrestricted bank deposits	$ 501,969	$ 85,596
Bottom of range [member]
Cash (Details) [Line Items]
Annual interest rate		0.36%
Top of range [member]
Cash (Details) [Line Items]
Annual interest rate		1.22%
Lease [Member]
Cash (Details) [Line Items]
Restricted deposit		$ 649
Annual interest rate		0.01%